STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	CAPITAL STOCK	CAPITAL RESERVES AND AUTHORIZED EQUITY INSTRUMENTS	TREASURY SHARES	LEGAL	PROFIT RETENTION	STATUTORY	PROFIT RESERVE SPECIAL RESERVE DIVIDENDS	STATUTORY - INVESTMENTS	ADDITIONAL PROPOSED DIVIDENDS	ACCUMULATED PROFITS / LOSSES	OTHER COMPREHENSIVE INCOME.	EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	NON-CONTROLLING INTEREST	Total
On / As of at Dec. 31, 2020	R$ 39,057,271	R$ 13,867,170		R$ 1,686,204	R$ 9,427,502	R$ 353,364	R$ 2,291,889	R$ 15,149,095			R$ (8,354,188)	R$ 73,478,307	R$ 272,987	R$ 73,751,294
Accumulated conversion adjustments											19,190	19,190		19,190
Post-employment benefit adjustments											211,030	211,030		211,030
Financial instruments at fair value by means of OCI											(237,372)	(237,372)		(237,372)
Deferred Income tax and social contribution over OCI											80,706	80,706		80,706
Participations in OCI of subsidiaries											402,905	402,905	(44,919)	357,986
Participations in OCI of associates										R$ (31,183)	184,327	153,144		153,144
Transactions with shareholders:
Constitution of reserves				282,307	1,112,161	56,461		2,823,071		(4,274,000)
Proposed dividends										(1,340,958)		(1,340,958)		(1,340,958)
Approval of the additional dividend by the AGO							R$ (2,291,889)					(2,291,889)		(2,291,889)
Net profit for the year										5,646,141		5,646,141	67,492	5,713,633
On / As of at Dec. 31, 2021	39,057,271	13,867,170		1,968,511	10,539,663	409,825		17,972,166			(7,693,402)	76,121,204	295,560	76,416,764
Capital Increase	30,756,468											30,756,468		30,756,468
Accumulated conversion adjustments											(93,408)	(93,408)		(93,408)
Post-employment benefit adjustments											203,953	203,953		203,953
Financial instruments at fair value by means of OCI											(201,530)	(201,530)		(201,530)
Deferred Income tax and social contribution over OCI											142,426	142,426		142,426
Transactions costs on issuance of shares	(108,185)											(108,185)		(108,185)
Reclassification of earnings from sale of financial instruments at fair value through ORA										250,566	(217,371)	33,195		33,195
Participations in OCI of subsidiaries											(92,744)	(92,744)	225,275	132,531
Participations in OCI of associates										(2,473)	973,915	971,442		971,442
Transactions with shareholders:
Constitution of reserves				181,769	248,093			2,590,206		(3,020,068)
Proposed dividends										(863,402)		(863,402)		(863,402)
Net profit for the year										3,635,377		3,635,377	3,005	3,638,382
On / As of at Dec. 31, 2022	69,705,554	13,867,170		2,150,280	10,787,756	409,825		20,562,372			(6,978,161)	110,504,796	523,840	111,028,636
Capital Increase	286,086											286,086	(286,086)
Post-employment benefit adjustments											(119,988)	(119,988)		(119,988)
Financial instruments at fair value by means of OCI											206,508	206,508		206,508
Deferred Income tax and social contribution over OCI											(70,213)	(70,213)		(70,213)
Reclassification of earnings from sale of financial instruments at fair value through ORA										352,523	(318,779)	33,744		33,744
Participations in OCI of subsidiaries											234,433	234,433	48,431	282,864
Participations in OCI of associates											(139,860)	(139,860)		(139,860)
Transactions with shareholders:
Authorized Shares		22,169										22,169		22,169
Treasury shares - Shares issued			R$ (168,168)									(168,168)		(168,168)
Treasury shares - Repurchase of shares			(1,967,218)									(1,967,218)		(1,967,218)
Shares Remuneration Program			13,595									13,595		13,595
Shares in treasury - Dissident shareholders			(212)									(212)		(212)
Shares in treasury - Compulsory loan agreement			7,747									7,747		7,747
Constitution of reserves				227,489	373,273			3,025,600	R$ 216,114	(3,842,476)
Proposed dividends										(1,080,571)		(1,080,571)		(1,080,571)
Limitation of dividends										20,750		20,750		20,750
Net profit for the year										R$ 4,549,774		4,549,774	(154,913)	4,394,861
On / As of at Dec. 31, 2023	R$ 69,991,640	R$ 13,889,339	R$ (2,114,256)	R$ 2,377,769	R$ 11,161,029	R$ 409,825		R$ 23,587,972	R$ 216,114		R$ (7,186,060)	R$ 112,333,372	R$ 131,272	R$ 112,464,644